JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.6%
Boeing Co. (The)	100	16,466
General Dynamics Corp.	44	6,042
Howmet Aerospace, Inc.	74	1,232
Huntington Ingalls Industries, Inc.	8	1,070
L3Harris Technologies, Inc.	41	6,895
Lockheed Martin Corp.	46	17,706
Northrop Grumman Corp.	29	9,185
Raytheon Technologies Corp.	287	16,506
Teledyne Technologies, Inc. *	7	2,147
Textron, Inc.	43	1,545
TransDigm Group, Inc.	10	4,836

		83,630

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	25	2,587
Expeditors International of Washington, Inc.	31	2,850
FedEx Corp. (a)	45	11,384
United Parcel Service, Inc., Class B	133	22,125

		38,946

Airlines — 0.2%
Alaska Air Group, Inc.	23	850
American Airlines Group, Inc. (a)	95	1,174
Delta Air Lines, Inc.	120	3,663
Southwest Airlines Co.	111	4,154
United Airlines Holdings, Inc. *	55	1,899

		11,740

Auto Components — 0.1%
Aptiv plc	51	4,648
BorgWarner, Inc. (a)	39	1,508

		6,156

Automobiles — 0.2%
Ford Motor Co. (a)	734	4,887
General Motors Co.	236	6,997

		11,884

Banks — 3.3%
Bank of America Corp.	1,432	34,491
Citigroup, Inc.	391	16,853
Citizens Financial Group, Inc.	80	2,026
Comerica, Inc.	26	999
Fifth Third Bancorp	134	2,851
First Republic Bank	32	3,525
Huntington Bancshares, Inc.	191	1,752
JPMorgan Chase & Co. (b)	572	55,095
KeyCorp	183	2,186
M&T Bank Corp.	24	2,218
People’s United Financial, Inc.	80	822
PNC Financial Services Group, Inc. (The)	80	8,761
Regions Financial Corp.	180	2,079
SVB Financial Group *	10	2,339
Truist Financial Corp.	253	9,629
US Bancorp	257	9,228
Wells Fargo & Co.	774	18,189
Zions Bancorp NA	31	900

		173,943

Beverages — 1.7%
Brown-Forman Corp., Class B	34	2,582
Coca-Cola Co. (The)	726	35,840
Constellation Brands, Inc., Class A	32	5,979
Molson Coors Beverage Co., Class B	35	1,185
Monster Beverage Corp. *	69	5,560
PepsiCo, Inc.	260	36,037

		87,183

Biotechnology — 2.1%
AbbVie, Inc.	331	29,027
Alexion Pharmaceuticals, Inc. *	41	4,710
Amgen, Inc.	110	27,953
Biogen, Inc. *	30	8,433
Gilead Sciences, Inc.	235	14,877
Incyte Corp. *	35	3,133
Regeneron Pharmaceuticals, Inc. *	20	10,989
Vertex Pharmaceuticals, Inc. *	49	13,310

		112,432

Building Products — 0.5%
Allegion plc	17	1,713
AO Smith Corp.	25	1,342
Carrier Global Corp.	153	4,669
Fortune Brands Home & Security, Inc.	26	2,245
Johnson Controls International plc	140	5,708
Masco Corp.	49	2,707
Trane Technologies plc	45	5,450

		23,834

Capital Markets — 2.5%
Ameriprise Financial, Inc.	23	3,480
Bank of New York Mellon Corp. (The)	153	5,255
BlackRock, Inc.	27	15,007
Cboe Global Markets, Inc.	20	1,792
Charles Schwab Corp. (The)	218	7,890
CME Group, Inc.	67	11,267
E*TRADE Financial Corp.	42	2,078
Franklin Resources, Inc.	50	1,022
Goldman Sachs Group, Inc. (The)	65	12,985
Intercontinental Exchange, Inc.	105	10,544
Invesco Ltd.	71	807
MarketAxess Holdings, Inc.	7	3,434
Moody’s Corp.	30	8,786
Morgan Stanley	225	10,880
MSCI, Inc.	16	5,604
Nasdaq, Inc.	22	2,649
Northern Trust Corp.	39	3,047
Raymond James Financial, Inc.	23	1,668
S&P Global, Inc.	45	16,320
State Street Corp.	66	3,926
T. Rowe Price Group, Inc.	43	5,465

		133,906

Chemicals — 1.8%
Air Products and Chemicals, Inc.	41	12,355
Albemarle Corp. (a)	20	1,783
Celanese Corp.	22	2,387
CF Industries Holdings, Inc.	40	1,233
Corteva, Inc.	141	4,050
Dow, Inc.	139	6,548
DuPont de Nemours, Inc.	138	7,645
Eastman Chemical Co.	25	1,985
Ecolab, Inc.	47	9,317

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
FMC Corp.	24	2,577
International Flavors & Fragrances, Inc. (a)	20	2,459
Linde plc (United Kingdom)	99	23,492
LyondellBasell Industries NV, Class A	48	3,403
Mosaic Co. (The)	65	1,184
PPG Industries, Inc.	44	5,410
Sherwin-Williams Co. (The)	15	10,721

		96,549

Commercial Services & Supplies — 0.4%
Cintas Corp.	16	5,434
Copart, Inc. *	39	4,080
Republic Services, Inc.	39	3,685
Rollins, Inc.	28	1,501
Waste Management, Inc.	73	8,259

		22,959

Communications Equipment — 0.8%
Arista Networks, Inc. * (a)	10	2,127
Cisco Systems, Inc.	795	31,314
F5 Networks, Inc. *	11	1,410
Juniper Networks, Inc.	62	1,339
Motorola Solutions, Inc.	32	5,000

		41,190

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	24	2,268
Quanta Services, Inc.	26	1,370

		3,638

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	2,752
Vulcan Materials Co.	25	3,371

		6,123

Consumer Finance — 0.5%
American Express Co.	122	12,277
Capital One Financial Corp.	86	6,162
Discover Financial Services	58	3,325
Synchrony Financial	102	2,668

		24,432

Containers & Packaging — 0.3%
Amcor plc	295	3,254
Avery Dennison Corp.	16	2,004
Ball Corp.	61	5,096
International Paper Co.	74	2,993
Packaging Corp. of America	18	1,942
Sealed Air Corp.	29	1,135
WestRock Co.	49	1,694

		18,118

Distributors — 0.1%
Genuine Parts Co.	27	2,578
LKQ Corp. *	53	1,458

		4,036

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B *	372	79,262

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	1,338	38,145
CenturyLink, Inc.	185	1,872
Verizon Communications, Inc.	777	46,226

		86,243

Electric Utilities — 1.8%
Alliant Energy Corp.	47	2,421
American Electric Power Co., Inc.	93	7,615
Duke Energy Corp.	138	12,230
Edison International	71	3,611
Entergy Corp.	38	3,704
Evergy, Inc.	43	2,165
Eversource Energy	64	5,376
Exelon Corp.	183	6,544
FirstEnergy Corp.	102	2,923
NextEra Energy, Inc.	92	25,520
NRG Energy, Inc.	46	1,409
Pinnacle West Capital Corp.	21	1,576
PPL Corp.	144	3,928
Southern Co. (The)	198	10,753
Xcel Energy, Inc.	99	6,808

		96,583

Electrical Equipment — 0.5%
AMETEK, Inc.	43	4,286
Eaton Corp. plc	75	7,666
Emerson Electric Co.	112	7,358
Rockwell Automation, Inc.	22	4,806

		24,116

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	56	6,067
CDW Corp.	27	3,202
Corning, Inc.	143	4,631
FLIR Systems, Inc.	25	883
IPG Photonics Corp. *	7	1,139
Keysight Technologies, Inc. *	35	3,471
TE Connectivity Ltd.	62	6,057
Zebra Technologies Corp., Class A *	10	2,529

		27,979

Energy Equipment & Services — 0.2%
Baker Hughes Co.	123	1,638
Halliburton Co.	165	1,988
National Oilwell Varco, Inc.	73	661
Schlumberger NV	261	4,056
TechnipFMC plc (United Kingdom) (a)	79	500

		8,843

Entertainment — 2.0%
Activision Blizzard, Inc.	145	11,733
Electronic Arts, Inc. *	54	7,072
Live Nation Entertainment, Inc. *	27	1,438
Netflix, Inc. *	83	41,410
Take-Two Interactive Software, Inc. *	21	3,547
Walt Disney Co. (The)	339	42,105

		107,305

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	22	3,524
American Tower Corp.	83	20,134
Apartment Investment and Management Co., Class A	28	943
AvalonBay Communities, Inc.	26	3,947
Boston Properties, Inc.	27	2,136
Crown Castle International Corp.	79	13,121
Digital Realty Trust, Inc.	51	7,413
Duke Realty Corp.	70	2,568
Equinix, Inc.	17	12,640

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Residential	64	3,301
Essex Property Trust, Inc.	12	2,459
Extra Space Storage, Inc.	24	2,593
Federal Realty Investment Trust (a)	13	949
Healthpeak Properties, Inc.	101	2,745
Host Hotels & Resorts, Inc.	132	1,429
Iron Mountain, Inc. (a)	54	1,450
Kimco Realty Corp.	81	914
Mid-America Apartment Communities, Inc.	21	2,490
Prologis, Inc.	139	13,959
Public Storage	29	6,360
Realty Income Corp. (a)	65	3,936
Regency Centers Corp.	30	1,126
SBA Communications Corp.	21	6,694
Simon Property Group, Inc.	57	3,715
SL Green Realty Corp. (a)	14	638
UDR, Inc.	55	1,807
Ventas, Inc.	70	2,940
Vornado Realty Trust	29	992
Welltower, Inc.	78	4,317
Weyerhaeuser Co.	140	3,997

		135,237

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	83	29,433
Kroger Co. (The)	146	4,954
Sysco Corp.	95	5,942
Walgreens Boots Alliance, Inc.	135	4,851
Walmart, Inc.	261	36,480

		81,660

Food Products — 1.1%
Archer-Daniels-Midland Co.	104	4,851
Campbell Soup Co. (a)	38	1,839
Conagra Brands, Inc.	92	3,276
General Mills, Inc.	115	7,075
Hershey Co. (The)	28	3,968
Hormel Foods Corp. (a)	53	2,576
JM Smucker Co. (The)	21	2,475
Kellogg Co.	48	3,078
Kraft Heinz Co. (The)	122	3,644
Lamb Weston Holdings, Inc. (a)	27	1,808
McCormick & Co., Inc. (Non-Voting)	23	4,518
Mondelez International, Inc., Class A	268	15,408
Tyson Foods, Inc., Class A	55	3,287

		57,803

Gas Utilities — 0.0% (c)
Atmos Energy Corp.	23	2,214

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	332	36,184
ABIOMED, Inc. *	8	2,344
Align Technology, Inc. *	13	4,407
Baxter International, Inc.	95	7,645
Becton Dickinson and Co.	54	12,665
Boston Scientific Corp. *	269	10,265
Cooper Cos., Inc. (The)	9	3,110
Danaher Corp.	119	25,530
Dentsply Sirona, Inc.	41	1,794
DexCom, Inc. *	18	7,411
Edwards Lifesciences Corp. *	117	9,319
Hologic, Inc. *	49	3,233
IDEXX Laboratories, Inc. *	16	6,279
Intuitive Surgical, Inc. *	22	15,592
Medtronic plc	252	26,231
ResMed, Inc.	27	4,665
STERIS plc	16	2,814
Stryker Corp.	61	12,786
Teleflex, Inc.	9	2,974
Varian Medical Systems, Inc. *	17	2,943
West Pharmaceutical Services, Inc.	14	3,812
Zimmer Biomet Holdings, Inc.	39	5,293

		207,296

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	28	2,675
Anthem, Inc.	47	12,685
Cardinal Health, Inc.	55	2,578
Centene Corp. *	109	6,347
Cigna Corp.	69	11,681
CVS Health Corp.	246	14,352
DaVita, Inc. *	14	1,210
HCA Healthcare, Inc.	50	6,173
Henry Schein, Inc. *	27	1,576
Humana, Inc.	25	10,282
Laboratory Corp. of America Holdings *	18	3,443
McKesson Corp.	30	4,536
Quest Diagnostics, Inc.	25	2,887
UnitedHealth Group, Inc.	178	55,638
Universal Health Services, Inc., Class B	15	1,562

		137,625

Health Care Technology — 0.1%
Cerner Corp.	57	4,145

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp. (a)	97	1,476
Chipotle Mexican Grill, Inc. *	5	6,532
Darden Restaurants, Inc.	24	2,461
Domino’s Pizza, Inc.	7	3,142
Hilton Worldwide Holdings, Inc.	52	4,443
Las Vegas Sands Corp.	62	2,878
Marriott International, Inc., Class A	50	4,623
McDonald’s Corp.	140	30,669
MGM Resorts International	77	1,672
Norwegian Cruise Line Holdings Ltd. *	52	886
Royal Caribbean Cruises Ltd.	33	2,166
Starbucks Corp.	220	18,861
Wynn Resorts Ltd.	18	1,309
Yum! Brands, Inc.	57	5,167

		86,285

Household Durables — 0.4%
DR Horton, Inc.	62	4,700
Garmin Ltd.	28	2,657
Leggett & Platt, Inc. (a)	25	1,024
Lennar Corp., Class A	52	4,212
Mohawk Industries, Inc. *	11	1,096
Newell Brands, Inc.	71	1,217
NVR, Inc. *	1	2,666

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
PulteGroup, Inc.	50	2,331
Whirlpool Corp. (a)	12	2,151

		22,054

Household Products — 1.8%
Church & Dwight Co., Inc.	46	4,352
Clorox Co. (The)	24	4,981
Colgate-Palmolive Co.	161	12,421
Kimberly-Clark Corp.	64	9,457
Procter & Gamble Co. (The)	468	64,979

		96,190

Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp. (The)	125	2,262

Industrial Conglomerates — 1.1%
3M Co.	108	17,326
General Electric Co.	1,644	10,240
Honeywell International, Inc.	132	21,693
Roper Technologies, Inc.	20	7,769

		57,028

Insurance — 1.8%
Aflac, Inc.	125	4,526
Allstate Corp. (The)	59	5,521
American International Group, Inc.	162	4,453
Aon plc, Class A	44	8,974
Arthur J Gallagher & Co.	36	3,797
Assurant, Inc.	11	1,359
Chubb Ltd.	85	9,842
Cincinnati Financial Corp.	28	2,190
Everest Re Group Ltd.	8	1,483
Globe Life, Inc.	18	1,470
Hartford Financial Services Group, Inc. (The)	67	2,479
Lincoln National Corp.	34	1,069
Loews Corp.	45	1,556
Marsh & McLennan Cos., Inc.	95	10,909
MetLife, Inc.	145	5,385
Principal Financial Group, Inc.	48	1,931
Progressive Corp. (The)	110	10,406
Prudential Financial, Inc.	74	4,712
Travelers Cos., Inc. (The)	48	5,144
Unum Group	38	643
Willis Towers Watson plc	24	5,053
WR Berkley Corp.	26	1,615

		94,517

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A *	56	82,694
Alphabet, Inc., Class C *	55	81,022
Facebook, Inc., Class A *	451	118,243
Twitter, Inc. *	149	6,609

		288,568

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc. *	80	251,738
Booking Holdings, Inc. *	8	13,153
eBay, Inc.	125	6,505
Etsy, Inc. *	22	2,725
Expedia Group, Inc.	25	2,337

		276,458

IT Services — 5.7%
Accenture plc, Class A	119	26,998
Akamai Technologies, Inc. *	31	3,377
Automatic Data Processing, Inc.	81	11,262
Broadridge Financial Solutions, Inc.	22	2,855
Cognizant Technology Solutions Corp., Class A	102	7,069
DXC Technology Co.	48	852
Fidelity National Information Services, Inc.	116	17,128
Fiserv, Inc. *	104	10,755
FleetCor Technologies, Inc. *	16	3,758
Gartner, Inc. *	17	2,094
Global Payments, Inc.	56	9,979
International Business Machines Corp.	167	20,347
Jack Henry & Associates, Inc.	14	2,340
Leidos Holdings, Inc.	25	2,238
Mastercard, Inc., Class A	166	56,095
Paychex, Inc.	60	4,799
PayPal Holdings, Inc. *	220	43,411
VeriSign, Inc. *	19	3,888
Visa, Inc., Class A (a)	317	63,310
Western Union Co. (The)	77	1,654

		294,209

Leisure Products — 0.0% (c)
Hasbro, Inc.	24	1,979

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	58	5,844
Bio-Rad Laboratories, Inc., Class A *	4	2,071
Illumina, Inc. *	27	8,474
IQVIA Holdings, Inc. *	36	5,662
Mettler-Toledo International, Inc. *	5	4,347
PerkinElmer, Inc.	21	2,635
Thermo Fisher Scientific, Inc.	74	32,797
Waters Corp. *	12	2,276

		64,106

Machinery — 1.6%
Caterpillar, Inc.	102	15,165
Cummins, Inc.	28	5,856
Deere & Co. (a)	59	13,042
Dover Corp.	27	2,929
Flowserve Corp. (a)	24	667
Fortive Corp.	63	4,824
IDEX Corp.	14	2,586
Illinois Tool Works, Inc.	54	10,438
Ingersoll Rand, Inc. *	70	2,481
Otis Worldwide Corp.	76	4,772
PACCAR, Inc.	65	5,543
Parker-Hannifin Corp.	24	4,885
Pentair plc	31	1,426
Snap-on, Inc.	10	1,505
Stanley Black & Decker, Inc.	30	4,864
Westinghouse Air Brake Technologies Corp.	34	2,079
Xylem, Inc.	34	2,843

		85,905

Media — 1.3%
Charter Communications, Inc., Class A *	28	17,536
Comcast Corp., Class A	856	39,600

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Discovery, Inc., Class A * (a)	30	655
Discovery, Inc., Class C *	58	1,139
DISH Network Corp., Class A *	46	1,345
Fox Corp., Class A	65	1,796
Fox Corp., Class B	29	823
Interpublic Group of Cos., Inc. (The)	73	1,221
News Corp., Class A	73	1,024
News Corp., Class B	23	320
Omnicom Group, Inc.	40	1,997
ViacomCBS, Inc. (a)	106	2,965

		70,421

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	273	4,265
Newmont Corp.	151	9,569
Nucor Corp.	57	2,543

		16,377

Multiline Retail — 0.5%
Dollar General Corp.	47	9,803
Dollar Tree, Inc. *	45	4,070
Target Corp.	94	14,799

		28,672

Multi-Utilities — 0.9%
Ameren Corp.	46	3,669
CenterPoint Energy, Inc.	102	1,980
CMS Energy Corp.	54	3,301
Consolidated Edison, Inc.	63	4,887
Dominion Energy, Inc.	158	12,452
DTE Energy Co. (a)	36	4,162
NiSource, Inc.	72	1,582
Public Service Enterprise Group, Inc.	95	5,215
Sempra Energy	54	6,429
WEC Energy Group, Inc.	59	5,740

		49,417

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	71	671
Cabot Oil & Gas Corp. (a)	75	1,299
Chevron Corp.	351	25,247
Concho Resources, Inc.	37	1,630
ConocoPhillips	201	6,614
Devon Energy Corp.	72	680
Diamondback Energy, Inc.	30	893
EOG Resources, Inc.	109	3,929
Exxon Mobil Corp.	794	27,258
Hess Corp.	51	2,101
HollyFrontier Corp.	28	552
Kinder Morgan, Inc.	366	4,507
Marathon Oil Corp.	148	606
Marathon Petroleum Corp.	122	3,585
Noble Energy, Inc.	91	778
Occidental Petroleum Corp.	157	1,574
ONEOK, Inc.	83	2,167
Phillips 66	82	4,251
Pioneer Natural Resources Co.	31	2,653
Valero Energy Corp.	77	3,317
Williams Cos., Inc. (The)	228	4,478

		98,790

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	42	9,245

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	423	25,518
Catalent, Inc. *	31	2,640
Eli Lilly and Co.	149	22,066
Johnson & Johnson	494	73,605
Merck & Co., Inc.	475	39,397
Mylan NV * (a)	97	1,440
Perrigo Co. plc	26	1,177
Pfizer, Inc.	1,043	38,296
Zoetis, Inc.	89	14,755

		218,894

Professional Services — 0.3%
Equifax, Inc.	23	3,578
IHS Markit Ltd.	70	5,499
Nielsen Holdings plc	67	950
Robert Half International, Inc.	22	1,140
Verisk Analytics, Inc.	30	5,651

		16,818

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	2,957

Road & Rail — 1.0%
CSX Corp. (a)	144	11,158
JB Hunt Transport Services, Inc. (a)	16	1,978
Kansas City Southern	18	3,204
Norfolk Southern Corp.	48	10,251
Old Dominion Freight Line, Inc.	18	3,269
Union Pacific Corp.	127	25,096

		54,956

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc. *	220	18,076
Analog Devices, Inc.	69	8,101
Applied Materials, Inc.	171	10,196
Broadcom, Inc.	76	27,515
Intel Corp.	799	41,353
KLA Corp.	29	5,656
Lam Research Corp.	27	9,072
Maxim Integrated Products, Inc.	50	3,389
Microchip Technology, Inc.	47	4,871
Micron Technology, Inc. *	209	9,797
NVIDIA Corp.	116	62,708
Qorvo, Inc. *	21	2,767
QUALCOMM, Inc.	212	24,933
Skyworks Solutions, Inc.	31	4,564
Teradyne, Inc.	31	2,477
Texas Instruments, Inc.	172	24,560
Xilinx, Inc.	46	4,782

		264,817

Software — 9.2%
Adobe, Inc. *	90	44,174
ANSYS, Inc. *	16	5,272
Autodesk, Inc. *	41	9,512
Cadence Design Systems, Inc. *	52	5,582
Citrix Systems, Inc.	23	3,194
Fortinet, Inc. *	25	2,972
Intuit, Inc.	49	16,037
Microsoft Corp.	1,421	298,894
NortonLifeLock, Inc.	111	2,313
Oracle Corp.	363	21,673

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Paycom Software, Inc. *	9	2,862
salesforce.com, Inc. *	171	42,946
ServiceNow, Inc. *	36	17,468
Synopsys, Inc. *	28	6,098
Tyler Technologies, Inc. *	8	2,634

		481,631

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	13	1,993
AutoZone, Inc. *	4	5,165
Best Buy Co., Inc.	43	4,814
CarMax, Inc. * (a)	31	2,815
Gap, Inc. (The)	39	657
Home Depot, Inc. (The)	202	56,136
L Brands, Inc.	44	1,394
Lowe’s Cos., Inc.	142	23,538
O’Reilly Automotive, Inc. *	14	6,413
Ross Stores, Inc.	67	6,237
Tiffany & Co.	20	2,350
TJX Cos., Inc. (The)	225	12,530
Tractor Supply Co.	22	3,128
Ulta Beauty, Inc. *	11	2,369

		129,539

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	3,019	349,614
Hewlett Packard Enterprise Co.	242	2,263
HP, Inc.	258	4,898
NetApp, Inc.	42	1,828
Seagate Technology plc	42	2,065
Western Digital Corp.	57	2,076
Xerox Holdings Corp.	34	631

		363,375

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	65	1,030
NIKE, Inc., Class B	234	29,346
PVH Corp.	13	794
Ralph Lauren Corp.	9	615
Tapestry, Inc.	52	811
Under Armour, Inc., Class A * (a)	35	398
Under Armour, Inc., Class C *	37	359
VF Corp.	60	4,215

		37,568

Tobacco — 0.7%
Altria Group, Inc.	349	13,484
Philip Morris International, Inc.	292	21,930

		35,414

Trading Companies & Distributors — 0.2%
Fastenal Co.	108	4,857
United Rentals, Inc. *	14	2,362
WW Grainger, Inc.	8	3,015

		10,234

Water Utilities — 0.1%
American Water Works Co., Inc.	34	4,930

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	109	12,493

TOTAL COMMON STOCKS (Cost $2,775,784)		5,233,119

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (d) (e)	76,054	76,069
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (d) (e)	8,889	8,889

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $84,966)		84,958

Total Investments — 100.7% (Cost $2,860,750)		5,318,077
Liabilities in Excess of Other Assets — (0.7)%		(37,715)

Net Assets — 100.0%		5,280,362

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $82,875,000.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	353	12/2020	USD	59,119	(26)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,318,077	$—	$—	$5,318,077

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(26)	$—	$—	$(26)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$55,564	$891	$2,690	$(468)	$1,798	$55,095	572	$532	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(b)(c)	82,086	142,000	148,000	(11)	(6)	76,069	76,054	88	—
JPMorgan U.S. Government Money Market Fund Class IM, 0.06%(b)(c)	44,138	140,919	176,168	—	—	8,889	8,889	5	—
JPMorgan U.S. Government Money Market Fund Class Institutional(b)	23,364	280,741	304,105	—	—	—	—	1	—

Total	$205,152	$564,551	$630,963	$(479)	$1,792	$140,053		$626	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.